Marketable Securities Disclosure: Schedule of Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Marketable Securities

	2015 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2016 Fair value $

Marketable securities	14,051	--	--	(4,395)	--	9,656

	2014 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2015 Fair value $

Marketable securities	22,351	--	--	(8,300)	--	14,051